Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Operating segment revenues and profitability
Operating segments was as follows:

	Years Ended December 31,
	Services	Technology	Other	Total
2011(1)
Revenue	$10,754	$9,722	$1,518	$21,994
Finance income	83	537	12	632
Total Segment Revenue	$10,837	$10,259	$1,530	$22,626
Interest expense	25	202	251	478
Segment profit(loss)(2)	1,207	1,140	(255)	2,092
Equity in net income of unconsolidated affiliates	31	118	—	149
2010(1)
Revenue	$9,548	$9,790	$1,635	$20,973
Finance income	89	559	12	660
Total Segment Revenue	$9,637	$10,349	$1,647	$21,633
Interest expense	$28	$212	$352	$592
Segment profit(loss)(2)	1,132	1,085	(342)	1,875
Equity in net income of unconsolidated affiliates	16	62	—	78
2009(1)
Revenue	$3,373	$9,470	$1,623	$14,466
Finance income	103	597	13	713
Total Segment Revenue	$3,476	$10,067	$1,636	$15,179
Interest expense	$36	$229	$262	$527
Segment profit(loss)(2)	231	949	(342)	838
Equity in net income of unconsolidated affiliates	8	33	—	41

(1)	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.

(2)
Depreciation and amortization expense, which is recorded in cost of sales, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.

Reconciliation to pre-tax income (loss)
The following is a reconciliation of segment profit to pre-tax income:

	Years Ended December 31,
Segment Profit Reconciliation to Pre-tax Income	2011	2010	2009
Total Segment Profit	$2,092	$1,875	$838
Reconciling items:
Restructuring and asset impairment charges	(33)	(483)	8
Restructuring charges of Fuji Xerox	(19)	(38)	(46)
Acquisition-related costs	—	(77)	(72)
Amortization of intangible assets	(398)	(312)	(60)
Venezuelan devaluation costs	—	(21)	—
ACS shareholders' litigation settlement	—	(36)	—
Loss on early extinguishment of liability and debt	(33)	(15)	—
Equity in net income of unconsolidated affiliates	(149)	(78)	(41)
Curtailment gain	107	—	—
Other	(2)	—	—
Pre-tax Income	$1,565	$815	$627

Revenue and Long-Lived Assets by Geography
Geographic area data is based upon the location of the subsidiary reporting the revenue or long-lived assets and is as follows for the three years ended December 31, 2011:

	Revenues			Long-Lived Assets (1)
	2011	2010	2009	2011	2010	2009
United States	$14,493	$13,801	$8,156	$1,894	$1,764	$1,245
Europe	5,557	5,332	4,971	776	741	717
Other areas	2,576	2,500	2,052	276	309	262
Total Revenues and Long-Lived Assets	$22,626	$21,633	$15,179	$2,946	$2,814	$2,224

(1)	Long-lived assets are comprised of (i) land, buildings and equipment, net, (ii) equipment on operating leases, net, (iii) internal use software, net and (iv) product software, net.